Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.10%	2.20%
Discount rate applied to cash flow projections	4.50%	5.30%
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 6,233	£ 5,869	£ 5,444
Goodwill | New York | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,544	3,382
Goodwill | Massachusetts | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,325	1,264
Goodwill | Rhode Island | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	493	470
Goodwill | Federal | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	790	753
Goodwill | Geronimo CGU | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 81	£ 0